Debt	12 Months Ended
Dec. 31, 2011
Debt

Note 11—Debt

The following table presents information about the terms and outstanding balances of Torchmark’s debt.

Selected Information about Debt Issues

				As of December 31,
				2011				2010
Instrument	Annual Percentage Rate	Issue Date	Periodic Interest Payments Due	Outstanding Principle (Par Value)	Outstanding Principle (Book Value)	Outstanding Principle (Fair Value)		Outstanding Principle (Book Value)
Notes, due 5/15/23(1)(2)	7.875%	5/93	5/15 & 11/15	$165,612	$163,344	$195,654		$163,227
Notes, due 8/1/13(1)(2)	7.375%	7/93	2/1 & 8/1	94,050	93,823	100,302		93,700
Senior Notes, due 6/15/16(1)(8)	6.375%	6/06	6/15 & 12/15	250,000	247,875	275,910		247,477
Senior Notes, due 6/15/19(1)(8)	9.250%	6/09	6/15 & 12/15	292,647	289,661	375,276		289,397
Issue Expenses(3)				0	(4,132)	0		(4,158)

Subtotal long-term debt				802,309	790,571	947,142		789,643

Junior Subordinated
Debentures due 6/1/46(4)(5)	7.100%	6/06	quarterly(6)	123,711	123,711	122,208	(7)	123,711

Total funded debt				926,020	914,282	1,069,350		913,354

Commercial Paper(9)				225,000	224,842	224,842		198,875

				$1,151,020	$1,139,124	$1,294,192		$1,112,229

(1)	All securities other than the Junior Subordinated Debentures have equal priority with one another.
(2)	Not callable.
(3)	Unamortized issue expenses related to Trust Preferred Securities.
(4)	Junior Subordinated Debentures are classified as “Due to affiliates” and are junior to other securities in priority of payment.
(5)	Callable anytime
(6)	Quarterly payments on the first day of March, June, Sept., and Dec.
(7)	Fair value of Trust Preferred Securities.
(8)	Callable subject to “make-whole” premium.
(9)	Classified as short-term debt.

The amount of debt that becomes due during each of the next five years is: 2012—$225 million; 2013—$94 million; 2014—$0; 2015—$0; 2016—$250 million and thereafter—$582 million.

Funded debt:    During 2006, Torchmark established Torchmark Capital Trust III (Trust III) to facilitate the public offering of 4.8 million shares of $25 par value Trust Preferred Securities. Trust III completed the offering for total proceeds of $120 million. It then exchanged $3.7 million of its common stock and the $120 million of proceeds from the offering for $124 million of Torchmark Junior Subordinated Debentures, due June 1, 2046. Trust III pays quarterly dividends on the Trust Preferred Securities at an annual rate of 7.1%, and receives quarterly payments at the same annual rate from Torchmark on the Junior Subordinated Debentures. All payments due to be paid by Trust III on the Trust Preferred Securities are guaranteed by Torchmark (see Note 15). The securities are redeemable on June 1, 2046. They are callable by Trust III at any time.

Trust III is a variable interest entity in which Torchmark is not the primary beneficiary. Therefore, Torchmark is prohibited by accounting rules from consolidating Trust III even though it has 100% ownership, complete voting control, and has guaranteed the performance of Trust III. Accordingly, Torchmark carries its 7.1% Junior Subordinated Debentures due to Trust III as a liability under the caption “Due to Affiliates” on its Consolidated Balance Sheets. Expenses related to the offering reduce long-term debt and are amortized over the forty-year redemption period.

On June 30, 2009, Torchmark issued $300 million principal amount of 9.25% Senior Notes due June 15, 2019. Interest on the Notes is payable semi-annually commencing on December 15, 2009. Proceeds from the issuance of this debt, net of expenses, were $296 million. The Notes are redeemable by Torchmark in whole or in part at any time subject to a “make-whole” premium, whereby the Company would be required to pay the greater of the full principal amount of the Notes or otherwise the present value of the remaining repayment schedule of the Notes discounted at a rate of interest equivalent to the rate of a United States Treasury security of comparable term plus a spread of 75 basis points. Torchmark used a portion of the net proceeds from this offering to repay its $99 million 8 1/4% Senior Debentures which matured on August 15, 2009 (plus accrued interest). Remaining funds were invested.

During 2010, Torchmark acquired $7.4 million par value of its 9 1/4% Senior Notes ($7.3 million book value) at a cost of $8.9 million. This repurchase resulted in a pre-tax loss of $1.6 million ($1.1 million after tax).

Commercial Paper:    In December, 2010, Torchmark entered into a credit facility with a group of lenders allowing unsecured borrowings and stand-by letters of credit up to $600 million. The facility includes a provision which allows Torchmark to increase the facility limit by $200 million if certain conditions are met. The Company also has the ability to request up to $250 million in letters of credit to be issued against the facility. The agreement is set to terminate on January 7, 2015. The credit facility is further designated as a back-up credit line for a commercial paper program, where Torchmark may borrow from either the credit line or issue commercial paper at any time, with total commercial paper outstanding not to exceed the facility limit less any letters of credit issued. Interest is charged at variable rates. At December 31, 2011, Torchmark had $225 million face amount ($225 million carrying amount) of commercial paper outstanding, $198 million of letters of credit issued, and no borrowings under the line of credit. During 2011, the short term borrowings under the facility averaged approximately $206 million, and were made at an average yield of .4%, compared with an average balance of $196 million and also at an average yield of .4% a year earlier. The facility does not have a ratings-based acceleration trigger which would require early payment. A facility fee is charged for the entire facility.There is also an issuance fee for letters of credit issued. Torchmark is subject to certain covenants for the agreements regarding capitalization and earnings, with which it was in compliance at December 31, 2011 and throughout the three-year period ended December 31, 2011. Borrowings on the credit facilities are reported as short-term debt on the Consolidated Balance Sheets.